Capital lease obligations (Tables)	12 Months Ended
Dec. 31, 2016
Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Schedule of Long-Term Debt
	December 31,	December 31,
	2015	2016
	US$	US$
Capital lease obligations, net of current maturities
Due to Minsheng	18,111,007	13,518,898
Due to related party - Shenzhen Zhong An	-	1,496,610

	18,111,007	15,015,508
Current maturities of capital lease obligations
Due to Minsheng	3,065,612	2,869,663
Due to related party - Shenzhen Zhong An	-	1,053,731

	3,065,612	3,923,394

Total capital lease obligations	21,176,619	18,938,902